INVENTORIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Finished goods	$ 717,312	$ 312,871
Raw materials	348,910	516,346
Work in progress	230,355	313,352
Inventories	$ 1,296,577	$ 1,142,569